Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

The current and deferred portions of the income tax expense (benefit) included in the statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2026	2025
Current	$405	$462
Deferred	(39)	(6)
Income tax expense (benefit)	$366	$456

Schedule of Income Tax Reconciliation

The following table presents a reconciliation between the theoretical income tax provision computed by applying Singapore corporate statutory income tax rate and our actual income tax expense:

	Year Ended March 31,
	2026	2025
Income tax provision at statutory rates	$(524)	$(286)
Tax effects of
Deferred tax assets not recognized	520	66
Reversal of temporary differences	-	-
Income exempt from income taxes	(595)	(761)
Expenses not deductible for income tax purposes	1,247	1,434
Tax exemption and rebates	(280)	-
Other	(2)	3
Income tax provision (benefit) as reported	$366	$456

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities at March 31, 2026 and 2025 are as follows:

	March 31,
	2026	2025
Deferred Tax Assets
Net operating loss carryover	$725	478
Valuation allowance	(725)	(478)
	-	-
Deferred Tax Liabilities
Temporary difference on property and equipment	$(135)	$(185)
Basis difference of customer backlog from acquisitions	(120)	(70)
	(237)	(255)
Net deferred tax liability	$(237)	$(255)